INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	$ 271,677	$ 271,677
Definite life intangible assets (excluding computer software)	261,419	229,951	$ 229,951
Cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill	271,677	271,677
Definite life intangible assets (excluding computer software)	15,134	19,282
Indefinite life intangible assets	93,400	93,400
Intangible assets and goodwill	380,211	384,359
Cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Definite life intangible assets (excluding computer software)	26,514	22,838
Indefinite life intangible assets	110,292	77,325
Intangible assets and goodwill	$ 136,806	$ 100,163